Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2022, the Company had no balances due from or due to related parties. For the six months ended December 31, 2022 and 2021, the Company did not incur significant related party transactions.